Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
15.	Lease liabilities

	As at	As at
	December 31, 2022	December 31, 2021
Current portion of lease liabilities	115,934	115,344
Long-term portion of lease liabilities	297,105	313,862
	413,039	429,206
The table below summarizes changes to the lease liabilities:

	Note	2022	2021
Balance at beginning of year		429,206	355,986
Business combinati o ns	5	28,269	111,590
Sale of business	6	(3,129)	-
Additions		117,221	90,346
Derecognition*		(16,285)	(15,030)
Repayment		(123,606)	(115,336)
Effect of movements in exchange rates		(18,637)	1,650
Balance at end of year		413,039	429,206
* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

The incremental borrowing rate used on average for 2022 is 4.01% (2021 – 2.59%).
Extension options
Some real estate leases contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there are significant events or significant changes in circumstances within its control.
The lease liabilities include future lease payments of $9.9 million (2021 – $12.7 million) related to extension options that the Group is reasonably certain to exercise.
The Group has estimated that the potential future lease payments, should it exercise the remaining extension options, would result in an increase in lease liabilities of $377.7 million (2021 - $362.4 million).
The Group does not have a significant exposure to termination options and penalties.
Variable lease payments
Some leases contain variable lease payments which are not included in the measurement of the lease liability. These payments include, amongst others, common area maintenance fees, municipal taxes and vehicle maintenance fees. The expense related to variable lease payments for the year ended December 31, 2022 was $20.6 million (2021 - $18.9 million).
Sub-leases
The Group sub-leases some of its properties. Income from sub-leasing right-of-use assets for the year ended December 31, 2022 was $15.2 million (2021 - $15.4 million), presented in “Other operating expenses”.
Contractual cash flows
The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2022
Less than 1 year	129,059
Between 1 and 5 years	260,095
More than 5 years	64,950
454,104
For the year ended December 31, 2022, operating lease expenses of $45.6 million (2021 – $42.4 million) were recognized in the consolidated statement of income for leases that either did not meet the definition of a lease under IFRS 16, or were excluded based on practical expedients applied.